Income Taxes (Tables)	12 Months Ended
Sep. 30, 2025
Income Taxes [Abstract]
Schedule of Provision for Income Taxes

The Company’s provision for income taxes consists of the following:

	September 30, 2025	September 30, 2024	September 30, 2023
	US$	US$	US$
Current
Federal	-	-	-
State	910	18,186	11,590
Foreign	-	-	-
Total current	910	18,186	11,590
Deferred
Federal	5,054	(351,360)	280,549
State	(2,580)	(2,652)	(2,675)
Foreign	-	-	-
Total deferred	2,474	(354,012)	277,874
Total income tax (recovery)	3,384	(335,826)	289,464

Income taxes paid consists of the following:

	September 30, 2025	September 30, 2024	September 30, 2023
	US$	US$	US$
Federal (national)	-	-	-
State and local	1,130	10,787	10,575
Foreign	-	-	-
Income taxes paid	1,130	10,787	10,575

Schedule of Loss Before Provision for Income Taxes

Loss before provision for income taxes consists of the following:

	September 30, 2025	September 30, 2024	September 30, 2023
	US$	US$	US$
US	1,740,284	6,283,458	5,259,044
Foreign	782,945	623,552	1,521,354
Loss before income taxes	2,523,229	6,907,010	6,780,398

Schedule of Income Taxes Paid	The income tax expense differs from the amount that would have resulted from applying the BVI statutory income tax rates to the Company’s pre-tax income as follows:
	September 30, 2025	September 30, 2024	September 30, 2023
	US$	US$	US$
Income (loss) before income tax expenses	(2,523,229)	(6,907,010)	(6,780,398)
BVI statutory income tax rate	-%	-%	-%
Income tax calculated at statutory rate	-	-	-
(Increase) decrease in income tax expense resulting from:
Rate differences in various jurisdictions	910	18,186	11,590
Change in deferred income tax assets due to use of loss carryforward or valuation allowance	2,474	(354,012)	277,874
Income tax expense	3,384	(335,826)	289,464
Effective tax rate	(0.13)%	4.86%	(4.27)%

Schedule of Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to significant deferred tax assets and deferred tax liabilities were as follows:

	September 30, 2025	September 30, 2024
Deferred income tax assets	US$	US$
Net operating losses	3,963,001	3,621,647
Lease liabilities	497,632	605,814
Ending Balance	4,460,633	4,227,461

	US$	US$
Deferred income tax liabilities
Intangible assets	(907,139)	(956,088)
Right-of-use assets	(457,168)	(598,114)
Ending Balance	(1,364,307)	(1,554,202)

Net deferred income tax assets (liabilities) before valuation allowance	3,096,326	2,673,259
Valuation allowance	(3,569,268)	(3,143,727)
Net deferred income tax assets (liabilities)	(472,942)	(470,468)